Business combinations - Summary of Detailed Information About Business Combination (Parenthetical) (Detail) - Work Area [Member] - USD ($) $ in Thousands	Dec. 01, 2021	Jan. 29, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 209	$ 209
Maximum Earn Out Cash		$ 25,000
Estimated Earn out Cash	$ 6,256